Note 9 - Convertible Preferred Stock (Details) - Convertible Preferred Stock Warrants Outstanding (USD $)								12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended
	Sep. 23, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2013 Series A Preferred Stock [Member] December 2008 Warrants [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] December 2008 Warrants [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] December 2008 Warrants [Member]	Dec. 31, 2008 Series A Preferred Stock [Member] December 2008 Warrants [Member]	Dec. 30, 2013 Series A Preferred Stock [Member] April 2009 Warrants [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] April 2009 Warrants [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] April 2009 Warrants [Member]	Apr. 30, 2009 Series A Preferred Stock [Member] April 2009 Warrants [Member]	Dec. 30, 2013 Series A Preferred Stock [Member] November 2010 Warrants [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] November 2010 Warrants [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] November 2010 Warrants [Member]	Nov. 30, 2010 Series A Preferred Stock [Member] November 2010 Warrants [Member]	Dec. 30, 2013 Series A Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] April 2012 Warrants [Member]	Apr. 30, 2012 Series A Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] May 2011 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] May 2011 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] May 2011 Warrants [Member]	May 31, 2011 Series B Preferred Stock [Member] May 2011 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] June 2011 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] June 2011 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] June 2011 Warrants [Member]	Jun. 30, 2011 Series B Preferred Stock [Member] June 2011 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] September 2011 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] September 2011 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] September 2011 Warrants [Member]	Sep. 30, 2011 Series B Preferred Stock [Member] September 2011 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] November 2011 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] November 2011 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] November 2011 Warrants [Member]	Nov. 30, 2011 Series B Preferred Stock [Member] November 2011 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] December 2011 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] December 2011 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] December 2011 Warrants [Member]	Dec. 31, 2011 Series B Preferred Stock [Member] December 2011 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] January 2012 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] January 2012 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] January 2012 Warrants [Member]	Jan. 31, 2012 Series B Preferred Stock [Member] January 2012 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] February 2012 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] February 2012 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] February 2012 Warrants [Member]	Feb. 29, 2012 Series B Preferred Stock [Member] February 2012 Warrants [Member]	Feb. 28, 2012 Series B Preferred Stock [Member] February 2012 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] April 2012 Warrants [Member]	Apr. 30, 2012 Series B Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 31, 2008 December 2008 Warrants [Member]	Nov. 30, 2010 November 2010 Warrants [Member]	Apr. 30, 2012 April 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration date								Dec. 02, 2018	Dec. 02, 2018	Dec. 02, 2018		Apr. 02, 2019	Apr. 02, 2019	Apr. 02, 2019		Nov. 19, 2020	Nov. 19, 2020	Nov. 19, 2020		Apr. 19, 2022	Apr. 19, 2022	Apr. 19, 2022		May 06, 2021	May 06, 2021	May 06, 2021		Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021		Sep. 09, 2021	Sep. 09, 2021	Sep. 09, 2021		Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2021		Dec. 19, 2021	Dec. 19, 2021	Dec. 19, 2021		Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2022		Feb. 28, 2022	Feb. 28, 2022	Feb. 28, 2022			Apr. 16, 2022	Apr. 16, 2022	Apr. 16, 2022
Exercise price	$ 0.53			$ 0.06				$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.61	$ 0.61	$ 0.61
Number of warrants outstanding	940,189			16,680,324	16,680,324	16,680,324		196,721	196,721	196,721	196,721	245,900	245,900	245,900	245,900	163,934	163,934	163,934	163,934	73,770	73,770	73,770	73,770	2,000,000	2,000,000	2,000,000	2,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	910,445	910,445	910,445	910,445	738,535	738,535	738,535	738,535	738,535	2,351,019	2,351,019	2,351,019	2,351,019	196,721	163,934	73,770
Fair Value		$ 580,187	$ 602,188	$ 623,672	$ 623,672	$ 685,213	$ 646,844	$ 44,066	$ 44,066	$ 50,951	$ 53,863	$ 58,278	$ 58,278	$ 66,885	$ 70,082	$ 46,393	$ 46,393	$ 48,524	$ 46,721	$ 24,934	$ 24,934	$ 26,852	$ 27,443	$ 54,000	$ 54,000	$ 60,000	$ 84,000	$ 108,000	$ 108,000	$ 120,000	$ 168,000	$ 108,000	$ 108,000	$ 120,000	$ 168,000	$ 28,000	$ 28,000	$ 30,000	$ 42,000	$ 28,000	$ 28,000	$ 30,000	$ 41,000	$ 28,224	$ 28,224	$ 30,045	$ 37,328	$ 22,895	$ 22,895	$ 24,372	$ 31,018	$ 31,018	$ 72,882	$ 72,882	$ 77,584	$ 98,743